FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15) FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a) Fair Value Measurements

At December 31, 2020, the senior notes had a carrying value of $490.4 million and a fair value of $494.1 million (December 31, 2019 – $606.6 million and $613.8 million, respectively). The fair value of the senior notes is estimated based on the amount that Enerplus would have to pay a third party to assume the debt, including the credit spread for the difference between the issue rate and the period end market rate. The period end market rate is estimated by comparing the debt to new issuances (secured or unsecured) and secondary trades of similar size and credit statistics for both public and private debt.

There were no transfers between fair value hierarchy levels during the year.

b) Derivative Financial Instruments

The derivative financial assets and liabilities on the Consolidated Balance Sheets result from recording derivative financial instruments at fair value.

The following tables summarize the change in fair value for the respective years:

				Income
Gain/(Loss) ($ thousands)	2020	2019	2018	Statement Presentation
Equity Swaps	$(1,396)	$(308)	$210	G&A expense
Commodity Derivative Instruments:
Oil	(25,701)	(70,481)	114,822	Commodity derivative
Gas	3,550	(10,944)	9,234	instruments
Total Unrealized Gain/(Loss)	$(23,547)	$(81,733)	$124,266

The following table summarizes the effect of Enerplus’ commodity derivative instruments on the Consolidated Statements of Income/(Loss):

($ thousands)	2020	2019	2018
Change in fair value gain/(loss)	$(22,151)	$(81,425)	$124,056
Net realized cash gain/(loss)	130,970	15,354	(35,824)
Commodity derivative instruments gain/(loss)	$108,819	$(66,071)	$88,232

The following table summarizes the fair values at the respective year ends:

	December 31, 2020		December 31, 2019
	Assets	Liabilities	Assets	Liabilities
($ thousands)	Current	Current	Current	Current
Equity Swaps	$—	$3,613	$—	$2,217
Commodity Derivative Instruments:
Oil	—	15,648	10,570	517
Gas	3,550	—	—	—
Total	$3,550	$19,261	$10,570	$2,734

The fair value of commodity derivative instruments and the equity swaps is estimated based on commodity and option pricing models that incorporates various factors including forecasted commodity prices, volatility and the credit risk of the entities party to the contract. Changes in commodity prices over the term of the contracts can result in material differences between the estimated fair value at a point in time and the actual settlement amounts of the contracts.

c) Risk Management

In the normal course of operations, Enerplus is exposed to various market risks, including commodity prices, foreign exchange, interest rates, equity prices, credit risk and liquidity risk.

i)  Market Risk

Market risk is comprised of commodity price, foreign exchange, interest rate and equity price risk.

Commodity Price Risk:

Enerplus manages a portion of commodity price risk through a combination of financial derivative and physical delivery sales contracts. Enerplus’ policy is to enter into commodity contracts subject to a maximum of 80% of forecasted production volumes net of royalties and production taxes.

The following tables summarize Enerplus’ price risk management positions at February 18, 2021:

Crude Oil Instruments:

Instrument Type(1)(2)	bbls/day	US$/bbl

Jan 1, 2021 – Mar 31, 2021
WTI Swap	5,000	45.55
WTI Purchased Put	15,000	40.53
WTI Sold Put	15,000	32.00
WTI Sold Call	15,000	50.29

Apr 1, 2021 – Jun 30, 2021
WTI Purchased Put	20,000	40.90
WTI Sold Put	20,000	32.00
WTI Sold Call	20,000	50.72
UHC Differential Swap	1,500	(1.80)

Jul 1, 2021 – Dec 31, 2021
WTI Purchased Put	23,000	46.39
WTI Sold Put	23,000	36.39
WTI Sold Call	23,000	56.70
UHC Differential Swap	1,500	(1.80)

Jan 1, 2022 – Dec 31, 2022
WTI Purchased Put	17,000	50.00
WTI Sold Put	17,000	40.00
WTI Sold Call	17,000	57.91
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl before premiums.
(2)	The total average deferred premium spent on our outstanding hedges is US$0.80/bbl from January 1, 2021 – December 31, 2021 and US$1.50/bbl from January 1, 2022 – December 31, 2022.

Natural Gas Instruments:

Instrument Type	MMcf/day	US$/Mcf

Mar 1, 2021 - Mar 31, 2021
NYMEX Swap	60,000	3.16

Apr 1, 2021 – Oct 31, 2021
NYMEX Swap	60,000	2.90
NYMEX Purchased Put	40,000	2.75
NYMEX Sold Put	40,000	2.15
NYMEX Sold Call	40,000	3.25

Foreign Exchange Risk:

Enerplus is exposed to foreign exchange risk in relation to its U.S. operations, U.S. dollar denominated senior notes, cash deposits and working capital. Additionally, Enerplus’ crude oil sales and a significant portion of its natural gas sales are based on U.S. dollar indices. To mitigate exposure to fluctuations in foreign exchange, Enerplus may enter into foreign exchange derivatives. At December 31, 2020, Enerplus did not have any foreign exchange derivatives outstanding.

Interest Rate Risk:

At December 31, 2020, all of Enerplus’ debt was based on fixed interest rates, and Enerplus did not have any interest rate derivatives outstanding.

Equity Price Risk:

Enerplus is exposed to equity price risk in relation to its long-term incentive plans detailed in Note 14. Enerplus has entered into various equity swaps maturing in 2021 that effectively fix the future settlement cost on a portion of its cash settled LTI plans.

ii) Credit Risk

Credit risk represents the financial loss Enerplus would experience due to the potential non-performance of counterparties to its financial instruments. Enerplus is exposed to credit risk mainly through its joint venture, marketing and financial counterparty receivables.

Enerplus mitigates credit risk through credit management techniques, including conducting financial assessments to establish and monitor counterparties’ credit worthiness, setting exposure limits, monitoring exposures against these limits and obtaining financial assurances such as letters of credit, parental guarantees, or third party credit insurance where warranted. Enerplus monitors and manages its concentration of counterparty credit risk on an ongoing basis.

Enerplus’ maximum credit exposure at the balance sheet date consists of the carrying amount of its non-derivative financial assets and the fair value of its derivative financial assets. At December 31, 2020, approximately 82% of Enerplus’ marketing receivables were with companies considered investment grade.

Enerplus actively monitors past due accounts and takes the necessary actions to expedite collection, which can include withholding production, netting amounts off future payments or seeking other remedies including legal action. Should Enerplus determine that the ultimate collection of a receivable is in doubt, it will provide the necessary provision in its allowance for doubtful accounts with a corresponding charge to earnings. If Enerplus subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account. Enerplus’ allowance for doubtful accounts balance at December 31, 2020 was $3.6 million (December 31, 2019 – $3.7 million).

iii) Liquidity Risk & Capital Management

Liquidity risk represents the risk that Enerplus will be unable to meet its financial obligations as they become due. Enerplus mitigates liquidity risk through actively managing its capital, which it defines as debt (net of cash and cash equivalents) and shareholders’ capital. Enerplus’ objective is to provide adequate short and longer term liquidity while maintaining a flexible capital structure to sustain the future development of its business. Enerplus strives to balance the portion of debt and equity in its capital structure given its current oil and natural gas assets and planned investment opportunities.

Management monitors a number of key variables with respect to its capital structure, including debt levels, capital spending plans, dividends, share repurchases, access to capital markets, as well as acquisition and divestment activity.

At December 31, 2020, Enerplus was in full compliance with all covenants under the bank credit facility and outstanding senior notes.